UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651
                                     -----------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


303 Broadway, Suite 1100     Cincinnati, OH               45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                    -----------------------
Date of fiscal year end:  03/31/07
                         -----------------
Date of reporting period: 6/30/06
                          ----------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE STRATEGIC TRUST
GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 100.4%                                 SHARES         VALUE
-------------------------------------------------------------------------------

TECHNOLOGY -- 29.4%
Agilent Technologies, Inc.* ........................     81,500    $  2,572,140
Akamai Technologies, Inc.* .........................     96,000       3,474,240
Analog Devices, Inc. ...............................     55,500       1,783,770
Apple Computer* ....................................     28,000       1,599,360
Autodesk, Inc.* ....................................     45,000       1,550,700
Broadcom Corp. - Class A* ..........................     45,500       1,367,275
C.R. Bard, Inc. ....................................     24,800       1,816,848
EMC Corp.* .........................................    225,000       2,468,250
Motorola, Inc. .....................................     99,000       1,994,850
Texas Instruments, Inc. ............................     95,000       2,877,550
Verigy Ltd.* .......................................      7,000         110,390
                                                                   ------------
                                                                     21,615,373
                                                                   ------------
OIL & GAS -- 15.3%
GlobalSantaFe Corp. ................................     21,000       1,212,750
Halliburton Company ................................     43,000       3,191,030
National-Oilwell Varco, Inc.* ......................     33,000       2,089,560
Newfield Exploration Co.* ..........................     30,000       1,468,200
Schlumberger Limited ...............................     51,000       3,320,610
                                                                   ------------
                                                                     11,282,150
                                                                   ------------
HEALTH CARE -- 10.7%
Amgen, Inc.* .......................................     35,700       2,328,711
Cerner Corp.* ......................................     26,000         964,860
Genentech, Inc.* ...................................     28,500       2,331,300
Invitrogen Corp.* ..................................     34,000       2,246,380
                                                                   ------------
                                                                      7,871,251
                                                                   ------------
INDUSTRIAL -- 10.4%
3M Co. .............................................     20,000       1,615,400
Caterpillar, Inc. ..................................     34,000       2,532,320
Cooper Industries, Ltd. ............................     10,000         929,200
Emerson Electric Co. ...............................     16,700       1,399,627
Parker Hannifin Corp. ..............................     15,300       1,187,280
                                                                   ------------
                                                                      7,663,827
                                                                   ------------
AEROSPACE & DEFENSE -- 9.6%
Honeywell International ............................     48,000       1,934,400
L-3 Communications Holdings, Inc. ..................     13,400       1,010,628
Rockwell Automation, Inc. ..........................     25,000       1,800,250
United Technologies Corp. ..........................     37,000       2,346,540
                                                                   ------------
                                                                      7,091,818
                                                                   ------------
BUSINESS SERVICES -- 8.3%
Adobe Systems, Inc.* ...............................     54,000       1,639,440
Jacobs Engineering Group, Inc.* ....................     29,500       2,349,380
Monster Worldwide, Inc.* ...........................     50,800       2,167,128
                                                                   ------------
                                                                      6,155,948
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
GROWTH OPPORTUNITIES FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 100.4% (CONTINUED)                     SHARES         VALUE
--------------------------------------------------------------------------------

MEDIA/ENTERTAINMENT -- 3.8%
Harrah's Entertainment, Inc. .......................     10,000    $    711,800
Rockwell Collins, Inc. .............................     38,000       2,123,060
                                                                   ------------
                                                                      2,834,860
                                                                   ------------
CONSUMER PRODUCTS -- 3.8%
Colgate-Palmolive Co. ..............................     24,000       1,437,600
NIKE, Inc. - Class B ...............................     17,000       1,377,000
                                                                   ------------
                                                                      2,814,600
                                                                   ------------
TRANSPORTATION -- 2.6%
C.H. Robinson Worldwide, Inc. ......................     36,000       1,918,800
                                                                   ------------

CHEMICALS -- 2.3%
Praxair, Inc. ......................................     31,700       1,711,800
                                                                   ------------

RETAIL -- 2.1%
Starbucks Corp.* ...................................     41,000       1,548,160
                                                                   ------------

FINANCIAL SERVICES -- 2.1%
The Charles Schwab Corp. ...........................     95,000       1,518,100
                                                                   ------------

TOTAL COMMON STOCKS ................................                $74,026,687
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $65,159,341) .................................                $74,026,687
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ....                   (299,714)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $ 73,726,973
                                                                   ============

*     Non-income producing security.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9%                                  SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.1%
Cisco Systems, Inc.* ...............................     48,980    $    956,579
Computer Sciences Corp.* ...........................     18,430         892,749
Hewlett-Packard Co. ................................     30,320         960,538
Intel Corp. ........................................     35,220         667,419
International Business Machines Corp. (IBM) ........     10,800         829,656
Microsoft Corp. ....................................     34,640         807,112
                                                                   ------------
                                                                      5,114,053
                                                                   ------------
INDUSTRIAL -- 17.6%
3M Co. .............................................     12,100         977,317
Caterpillar, Inc. ..................................     14,990       1,116,456
General Electric Co. ...............................     26,320         867,507
Honeywell International, Inc. ......................     23,520         947,856
United Technologies Corp. ..........................     17,170       1,088,921
                                                                   ------------
                                                                      4,998,057
                                                                   ------------
FINANCIAL SERVICES -- 16.4%
Allstate Corp. .....................................     15,815         865,555
American Express Co. ...............................     17,330         922,303
Bank of America Corp. ..............................     20,660         993,745
Citigroup, Inc. ....................................     19,066         919,744
Wells Fargo ........................................     14,270         957,232
                                                                   ------------
                                                                      4,658,579
                                                                   ------------
CONSUMER STAPLES -- 12.5%
Altria Group, Inc. .................................     11,660         856,194
Kimberly-Clark Corp. ...............................     14,550         897,735
Procter & Gamble Co. ...............................     14,890         827,884
Wal-Mart Stores, Inc. ..............................     19,730         950,394
                                                                   ------------
                                                                      3,532,207
                                                                   ------------
CONSUMER DISCRETIONARY -- 10.6%
Best Buy Co., Inc. .................................     20,715       1,136,010
Home Depot, Inc. ...................................     22,630         809,928
The Walt Disney Co. ................................     35,230       1,056,900
                                                                   ------------
                                                                      3,002,838
                                                                   ------------
HEALTH CARE -- 8.9%
Cardinal Health, Inc. ..............................     13,610         875,531
Johnson & Johnson ..................................     13,690         820,305
WellPoint, Inc.* ...................................     11,390         828,850
                                                                   ------------
                                                                      2,524,686
                                                                   ------------
FINANCIAL -- 3.8%
JP Morgan Chase & Co. ..............................     25,800       1,083,600
                                                                   ------------

TELECOMMUNICATION SERVICE -- 3.6%
AT&T, Inc. .........................................     36,140       1,007,945
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
LARGE CAP CORE EQUITY FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 3.3%
Du Pont (E.I.) DE Nemours ..........................     22,470    $    934,752
                                                                   ------------

ENERGY -- 3.1%
Exxon Mobil Corp. ..................................     14,270         875,465
                                                                   ------------

TOTAL COMMON STOCKS ................................               $ 27,732,182
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
INVESTMENT FUNDS -- 2.2%                                SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund^ ........    619,734    $    619,734
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $24,520,930) .................................                $28,351,916
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ....                    (17,696)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $ 28,334,220
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.4%                                  SHARES         VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 27.4%
Advanced Micro Devices, Inc.* ......................    846,056    $ 20,660,688
Apple Computer, Inc.* ..............................    471,320      26,921,798
Corning, Inc.* .....................................  1,324,765      32,046,065
Garmin Ltd. ........................................    247,850      26,133,304
Johnson Controls, Inc. .............................    203,020      16,692,304
Lockheed Martin Corp. ..............................    459,920      32,994,661
Marvell Technology Group Ltd.* .....................    470,535      20,858,817
Motorola, Inc. ....................................   1,618,425      32,611,264
NVIDIA Corp.* ......................................  1,130,980      24,078,564
SanDisk Corp.* .....................................    386,134      19,685,111
Texas Instruments, Inc. ............................    773,555      23,430,981
The Boeing Co. .....................................    462,365      37,872,318
                                                                   ------------
                                                                    313,985,875
                                                                   ------------
FINANCE/INSURANCE -- 19.4%
Chicago Mercantile Exchange Holdings, Inc. .........     81,215      39,888,747
E*TRADE Financial Corp.* ...........................  1,565,975      35,735,550
Franklin Resources, Inc. ...........................    193,233      16,774,557
Lehman Brothers Holdings ...........................    479,900      31,265,485
Principal Financial Group, Inc. ....................    562,375      31,296,169
Prudential Financial, Inc. .........................    577,340      44,859,318
State Street Corp. .................................    398,655      23,157,869
                                                                   ------------
                                                                    222,977,695
                                                                   ------------
ENERGY MINERALS -- 15.1%
Marathon Oil Corp. .................................    524,890      43,723,338
Peabody Energy Corp. ...............................    597,315      33,300,311
Schlumberger Ltd. ..................................    514,375      33,490,956
Valero Energy Corp. ................................    481,120      32,004,102
Weatherford International Ltd.* ....................    631,095      31,314,934
                                                                   ------------
                                                                    173,833,641
                                                                   ------------
RETAIL TRADE -- 6.8%
Office Depot, Inc.* ................................    752,065      28,578,470
Starbucks Corp.* ...................................    906,100      34,214,336
Whole Foods Market, Inc. ...........................    237,405      15,345,859
                                                                   ------------
                                                                     78,138,665
                                                                   ------------
TRANSPORTATION -- 6.3%
Burlington Northern Santa Fe Corp. .................    477,430      37,836,327
CSX Corp. ..........................................    489,945      34,511,726
                                                                   ------------
                                                                     72,348,053
                                                                   ------------
NON-ENERGY MINERALS -- 6.1%
Cameco Corp. .......................................    734,900      29,373,952
Cemex S.A. - ADR ...................................    440,207      25,078,593
Goldcorp, Inc. .....................................    520,875      15,740,843
                                                                   ------------
                                                                     70,193,388
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
LARGE CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

HEALTH TECHNOLOGY -- 4.2%
Gilead Sciences, Inc.* ......................          453,515   $   26,829,947
Glaxosmithkline PLC - ADR ...................          393,665       21,966,507
                                                                 --------------
                                                                     48,796,454
                                                                 --------------
COMMUNICATION -- 3.5%
America Movil S.A. - ADR ....................        1,204,780       40,070,983
                                                                 --------------

TECHNOLOGY SERVICES -- 2.4%
Google, Inc.* ...............................           64,680       27,122,264
                                                                 --------------

INDUSTRIAL SERVICES -- 2.4%
Transocean, Inc.* ...........................          336,230       27,005,994
                                                                 --------------

PROCESS INDUSTRIES -- 2.0%
Praxair, Inc. ...............................          418,630       22,606,020
                                                                 --------------

CONSUMER PRODUCTS -- 1.9%
Colgate-Palmolive Co. .......................          367,850       22,034,215
                                                                 --------------

HEALTH SERVICES -- 0.9%
Express Scripts, Inc.* ......................          150,960       10,829,870
                                                                 --------------

TOTAL COMMON STOCKS .........................                    $1,129,943,117
                                                                 --------------

--------------------------------------------------------------------------------
                                                                       MARKET
INVESTMENT FUNDS -- 1.4%                                SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund^ ......  16,562,749   $   16,562,749
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $1,091,105,485) ............................               $1,146,505,866
                                                                 --------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ....                    2,293,587
                                                                 --------------

NET ASSETS -- 100.0% ..............................              $1,148,799,453
                                                                 ==============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 88.4%                                  SHARES         VALUE
--------------------------------------------------------------------------------

BANKS -- 16.2%
Bank of America Corp. ..............................      7,500    $    360,750
Citigroup, Inc. ....................................     17,800         858,672
JP Morgan Chase & Co. ..............................     21,300         894,600
Washington Mutual, Inc. ............................     21,700         989,086
                                                                   ------------
                                                                      3,103,108
                                                                   ------------
THRIFTS & MORTGAGE FINANCIALS -- 12.1%
Fannie Mae .........................................     21,100       1,014,910
Freddie Mac ........................................     17,000         969,170
MGIC Investment Corp. ..............................      5,100         331,500
                                                                   ------------
                                                                      2,315,580
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 9.6%
Alcatel - ADR*+ ....................................     74,100         934,401
Nortel Networks Corp.* .............................    407,100         911,904
                                                                   ------------
                                                                      1,846,305
                                                                   ------------
TECHNOLOGY -- 6.8%
AU Optronics Corp. - ADR+ ..........................     20,100         286,224
Avnet, Inc.* .......................................     33,100         662,662
Sanmina-SCI Corp.* .................................     78,200         359,720
                                                                   ------------
                                                                      1,308,606
                                                                   ------------
INDUSTRIALS -- 6.4%
General Electric Co. ...............................      9,100         299,936
Tyco International Ltd. ............................     34,100         937,750
                                                                   ------------
                                                                      1,237,686
                                                                   ------------
HEALTH CARE -- 6.2%
Sanofi-Aventis - ADR ...............................     11,300         550,310
Tenet Healthcare Corp.* ............................     92,700         647,046
                                                                   ------------
                                                                      1,197,356
                                                                   ------------
CONSUMER STAPLES -- 6.1%
Altria Group, Inc. .................................     12,700         932,561
Safeway, Inc. ......................................      9,500         247,000
                                                                   ------------
                                                                      1,179,561
                                                                   ------------
MATERIALS & PROCESSING -- 4.6%
Abitibi-Consolidated, Inc. - ADR ...................    217,200         595,128
International Paper Co. ............................      9,200         297,160
                                                                   ------------
                                                                        892,288
                                                                   ------------
CONSUMER DISCRETIONARY -- 4.6%
Federated Department Stores, Inc. ..................     12,200         446,520
Gannett Co., Inc. ..................................      3,200         178,976
Liberty Global, Inc.* ..............................      6,263         128,830
Liberty Media Holding Corp. - Interactive* .........      7,638         131,832
                                                                   ------------
                                                                        886,158
                                                                   ------------
TELECOMMUNICATIONS -- 4.3%
Embarq Corp.* ......................................      8,300         340,217
Sprint Nextel Corp. ................................     23,800         475,762
                                                                   ------------
                                                                        815,979
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
LARGE CAP VALUE FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 88.4% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

OTHER ENERGY -- 3.9%
Reliant Energy, Inc.* + ...........................     61,900     $    741,562
                                                                   ------------

TRANSPORTATION -- 2.9%
AMR Corp.* .........................................    10,900          277,078
UAL Corp.* + .......................................     9,000          279,180
                                                                   ------------
                                                                        556,258
                                                                   ------------
PRODUCER MANUFACTURING -- 2.2%
Lear Corp. + .......................................    18,800          417,548
                                                                   ------------

AEROSPACE & DEFENSE -- 1.5%
Honeywell International, Inc. ......................     4,400          177,320
The Boeing Co. .....................................     1,300          106,483
                                                                   ------------
                                                                        283,803
                                                                   ------------
FOOD PROCESSING -- 1.0%
Tyson Foods, Inc. ..................................    12,400          184,264
                                                                   ------------

TOTAL COMMON STOCKS ...........................................    $ 16,966,062
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
EXCHANGE TRADED FUND -- 2.9%                            SHARES         VALUE
--------------------------------------------------------------------------------

iShares Russell 1000 Value Index Fund ..............     7,600     $    555,712
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
DEPOSITORY RECEIPT -- 1.5%                              SHARES         VALUE
--------------------------------------------------------------------------------

SPDR Trust Series 1 ................................     2,300     $    292,744
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
INVESTMENT FUNDS -- 20.4%                               SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund ^** .....  3,915,753    $  3,915,753
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 113.2%
(Cost $22,127,937) .................................               $ 21,730,271
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.2%) ...                 (2,530,863)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $ 19,199,408
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $2,454,669.
** As of June 30, 2006, $2,577,254 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9%                                  SHARES         VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 25.8%
Actuate Corp.* .....................................    159,600    $    644,784
Aehr Test Systems* .................................     37,000         382,580
Anaren, Inc.* ......................................     43,800         897,462
Art Technology Group, Inc.* ........................    318,900         950,322
Bitstream, Inc.* ...................................     80,900         380,230
BTU International, Inc.* ...........................    100,000       1,357,000
Comtech Group, Inc.* + .............................     83,600         930,468
CyberSource Corp.* .................................     95,000       1,111,500
Datalink Corp.* + ..................................     40,900         213,089
Ezenia!, Inc.* .....................................     39,000         109,200
Frequency Electronics, Inc.* .......................     55,200         716,496
Hi-Shear Technology Corp. + ........................     38,300         633,865
I.D. Systems, Inc.* ................................      5,900         104,607
Internet Commerce Corp.* ...........................    145,200         518,364
Intevac, Inc.* .....................................     59,500       1,289,960
Micronetics, Inc.* + ...............................     29,400         464,226
Mikron Infrared, Inc.* .............................     33,700         474,159
Optelecom-NKF, Inc.* + .............................     26,200         349,246
Orbit International Corp.* .........................     12,100          87,241
Radyne Corp.* ......................................     42,200         480,236
Rainmaker Systems, Inc.* ...........................     20,800         112,736
RELM Wireless Corp.* ...............................     27,900         173,538
Scientific Technologies, Inc.* .....................     46,600         484,640
Silicom Ltd.* ......................................     78,800         553,176
Sirenza Microdevices, Inc.* ........................    112,000       1,359,680
Smith Micro Software, Inc.* + ......................    155,300       2,487,905
Stellent, Inc. .....................................    115,000       1,098,250
Stratex Networks, Inc.* ............................    274,200         929,538
TeleCommunication Systems, Inc.* + .................    149,100         356,349
TESSCO Technologies, Inc.* .........................     22,002         440,920
TRX, Inc.* .........................................     68,400         616,284
TTI Team Telecom International Ltd.* ...............     30,000         151,200
Ultra Clean Holdings, Inc.* ........................     47,600         416,500
Video Display Corp.* + .............................     51,750         417,623
VSE Corp. ..........................................     21,700         646,009
                                                                   ------------
                                                                     22,339,383
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 12.5%
ADDvantage Technologies Group, Inc.* ...............     31,700         157,549
American Ecology Corp. .............................     47,900       1,269,350
Barrett Business Services, Inc.* ...................     17,300         317,455
Concur Technologies, Inc.* .........................     54,900         849,303
Electronic Clearing House, Inc.* ...................     14,200         191,132
Henry Brothers Electronics, Inc.* ..................     10,000          50,500
Home Solutions of America, Inc.* + .................    134,600         830,482
Matrix Service Co.* + ..............................     52,500         600,600

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

COMMERCIAL/INDUSTRIAL SERVICES -- 12.5% (CONTINUED)
Perficient, Inc.* ..................................    129,800    $  1,604,328
Standard Parking Corp.* ............................     10,400         281,632
SumTotal Systems, Inc.* + ..........................    113,200         709,764
The Goldfield Corp.* + .............................    258,900         463,431
TheStreet.com, Inc. ................................    201,500       2,583,230
Thomas Group, Inc.* ................................     68,300         957,566
                                                                   ------------
                                                                     10,866,322
                                                                   ------------
PRODUCER MANUFACTURING -- 12.4%
AAON, Inc. .........................................      5,600         143,696
Amerigon, Inc.* ....................................    171,500       1,538,355
DXP Enterprises, Inc.* + ...........................     24,600         764,322
Dynamic Materials Corp. + ..........................     51,300       1,730,349
Fuel-Tech N.V.* ....................................     82,850       1,002,485
Insteel Industries, Inc. + .........................     49,000       1,185,800
Kadant, Inc.* ......................................     30,400         699,200
K-Tron International, Inc.* ........................     11,500         586,500
Memry Corp.* .......................................     80,500         244,720
Napco Security Systems, Inc.* ......................     45,150         438,858
Portec Rail Products, Inc.* ........................     63,400         889,502
Smith & Wesson Holding Corp.* + ....................    160,450       1,318,899
Tat Technologies, Ltd. .............................     24,500         223,195
                                                                   ------------
                                                                     10,765,881
                                                                   ------------
HEALTH CARE -- 12.2%
Air Methods Corp.* .................................     37,700         986,986
AngioDynamics, Inc.* ...............................     51,100       1,382,254
Avigen, Inc.* ......................................     69,000         357,420
Bovie Medical Corp.* ...............................     74,100         500,175
Caraco Pharmaceutical Laboratories Ltd.* ...........     67,700         619,455
Continucare Corp.* .................................     28,800          84,960
Encore Medical Corp.* ..............................     85,700         412,217
First Consulting Group, Inc.* ......................     65,100         575,484
HealthStream, Inc.* ................................    141,400         540,148
HMS Holdings Corp.* ................................    108,700       1,165,264
IntegraMed America, Inc.* ..........................     59,625         593,269
Medical Action Industries, Inc.* ...................     26,700         589,803
Mesa Laboratories, Inc. ............................     24,900         385,950
Natus Medical, Inc.* ...............................      7,950          78,626
New Brunswick Scientific Co., Inc.* ................     54,700         439,241
Sun Healthcare Group, Inc.* ........................     48,400         420,596
TriPath Imaging, Inc.* .............................     25,000         165,500
ZEVEX International, Inc.* .........................     30,200         489,240
Zoll Medical Corp.* ................................     25,700         841,932
                                                                   ------------
                                                                     10,628,520
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

BASIC MATERIALS -- 6.6%
Landec Corp.* ......................................     70,488    $    652,014
MGP Ingredients, Inc. + ............................     80,500       1,869,210
Multi-Color Corp. ..................................     28,100         843,000
Origin Agritech Ltd.* ..............................     33,900         486,126
PW Eagle, Inc. + ...................................     35,000       1,058,400
Wheeling-Pittsburgh Corp.* + .......................     43,800         871,182
                                                                   ------------
                                                                      5,779,932
                                                                   ------------
RETAIL TRADE -- 5.6%
Books-A-Million, Inc. ..............................     14,000         233,520
Casual Male Retail Group, Inc.* + ..................     85,200         856,260
Gaiam, Inc. - Class A* .............................     48,700         682,774
Medifast, Inc.* + ..................................     58,400       1,043,608
Mothers Work, Inc. .................................     10,000         350,500
The Sportsman's Guide, Inc.* .......................     20,500         625,250
United Retail Group, Inc.* .........................     50,100         777,051
Zones, Inc.* .......................................     43,000         273,910
                                                                   ------------
                                                                      4,842,873
                                                                   ------------
CONSUMER SERVICES -- 5.2%
American Medical Alert Corp.* + ....................     80,100         492,615
Interstate Hotels & Resorts, Inc.* .................    137,000       1,272,730
McCormick & Schmick's Seafood Restaurants, Inc.* ...     54,600       1,299,480
New Frontier Media, Inc.* ..........................     63,600         456,012
NTN Buzztime, Inc.* ................................     67,600         104,780
Nutri/System, Inc.* + ..............................     15,000         931,950
                                                                   ------------
                                                                      4,557,567
                                                                   ------------
FINANCE -- 4.9%
American Physicians Capital, Inc.* .................     25,000       1,314,750
Bodisen Biotech, Inc.* + ...........................     28,100         379,631
Consumer Portfolio Services, Inc.* .................     11,200          75,152
EMC Insurance Group, Inc. ..........................     14,000         402,640
International Assets Holding Corp.* ................     22,500         370,125
James River Group, Inc.* ...........................     12,100         301,290
Marlin Business Services, Inc.* ....................     28,100         633,936
Mercer Insurance Group, Inc. .......................     19,000         355,870
Preferred Bank .....................................      8,700         466,407
                                                                   ------------
                                                                      4,299,801
                                                                   ------------
CONSUMER NON-DURABLES -- 4.9%
Cuisine Solutions, Inc.* ...........................     43,900         221,695
Jones Soda Co.* + ..................................     84,500         760,500
Monterey Gourmet Foods, Inc.* + ....................     34,600         203,794
National Beverage Corp. ............................     64,400         924,140
Steven Madden Ltd. .................................     46,950       1,390,659
True Religion Apparel, Inc.* + .....................     44,800         792,960
                                                                   ------------
                                                                      4,293,748
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.9% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 3.8%
Aldila, Inc. .......................................     55,300    $  1,400,196
Cavalier Homes, Inc.* ..............................     26,100         138,330
Cavco Industries, Inc.* ............................     32,600       1,448,744
U.S. Home Systems, Inc.* + .........................     34,000         329,457
                                                                   ------------
                                                                      3,316,727
                                                                   ------------
ENERGY -- 2.5%
American Oil & Gas, Inc.* + ........................     77,900         404,301
GMX Resources, Inc.* + .............................     20,000         618,400
ICO, Inc.* .........................................    103,600         509,712
TGC Industries, Inc.* ..............................     62,500         671,250
                                                                   ------------
                                                                      2,203,663
                                                                   ------------
UTILITIES -- 1.1%
Eschelon Telecom, Inc.* ............................     29,600         457,912
Lightbridge, Inc.* .................................     39,000         505,050
                                                                   ------------
                                                                        962,962
                                                                   ------------
TRANSPORTATION -- 0.4%
P.A.M. Transportation Services, Inc.*
                                                         11,600         335,124
                                                                   ------------

TOTAL COMMON STOCKS ................................                $85,192,503
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
INVESTMENT FUNDS -- 28.0%                               SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund ^** .....   24,406,398  $ 24,406,398
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 125.9%
(Cost $98,300,929) .................................               $109,598,901
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.9%) ...                (22,524,034)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $ 87,074,867
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $20,938,767.
** As of June 30, 2006, $22,675,792 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 95.8%                                  SHARES         VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS -- 9.2%
Analog Devices, Inc. ...............................    294,600    $  9,468,444
Atmel Corp.* .......................................  1,059,900       5,882,445
Cypress Semiconductor Corp.* + .....................    379,000       5,510,660
Freescale Semiconductor, Inc. - Class B* ...........    245,300       7,211,820
Integrated Device Technology, Inc.* ................    737,500      10,457,750
International Rectifier Corp.* + ...................    137,400       5,369,592
LSI Logic Corp.* ...................................    943,500       8,444,325
Micron Technology, Inc.* + .........................  1,043,200      15,710,591
National Semiconductor Corp. .......................    505,735      12,061,780
Novellus Systems, Inc.* ............................    463,800      11,455,860
                                                                   ------------
                                                                     91,573,267
                                                                   ------------
OIL & GAS -- 7.1%
BJ Services Co. ....................................    297,700      11,092,302
Cameron International Corp.* .......................    110,400       5,273,808
Chesapeake Energy Corp. + ..........................    292,300       8,842,075
Hess Corp. + .......................................    352,400      18,624,339
Murphy Oil Corp. ...................................    184,520      10,307,287
Smith International, Inc. ..........................    286,800      12,753,996
Weatherford International Ltd.* ....................     93,200       4,624,584
                                                                   ------------
                                                                     71,518,391
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING -- 5.8%
Activision, Inc.* ..................................    191,265       2,176,596
Alliance Data Systems Corp.* .......................    204,900      12,052,218
Amdocs Ltd.* .......................................    254,000       9,296,400
CheckFree Corp.* ...................................    133,900       6,636,084
Cognos, Inc.* ......................................    352,400      10,025,780
Mercury Interactive Corp.* .........................    305,900      10,697,323
Sun Microsystems* ..................................  1,805,100       7,491,165
                                                                   ------------
                                                                     58,375,566
                                                                   ------------
RETAILERS -- 5.5%
Dick's Sporting Gods, Inc.* + .....................     266,800      10,565,280
Molson Coors Brewing Co. ...........................     97,600       6,625,088
OfficeMax, Inc. ....................................    170,565       6,950,524
O'Reilly Automotive, Inc.* .........................    289,600       9,032,624
Regis Corp. ........................................    226,630       8,070,294
Tiffany & Co. ......................................    142,000       4,688,840
Weight Watchers, Inc. ..............................     95,600       3,909,084
Williams-Sonoma, Inc. ..............................    174,800       5,951,940
                                                                   ------------
                                                                     55,793,674
                                                                   ------------
INDUSTRIAL -- 4.6%
American Standard Companies, Inc. ..................    155,700       6,737,139
IDEX Corp. .........................................    207,600       9,798,720
ITT Industries, Inc. ...............................    147,500       7,301,250
SPX Corp. + ........................................    151,540       8,478,663

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 95.8% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

INDUSTRIAL -- 4.6% (CONTINUED)
Teleflex, Inc. .....................................     89,197    $  4,818,422
Varian, Inc.* ......................................    222,180       9,222,692
                                                                   ------------
                                                                     46,356,886
                                                                   ------------
PHARMACEUTICALS -- 4.4%
Elan Corp. PLC - ADR*+ .............................  1,111,800      18,567,060
Hospira, Inc.* .....................................    182,440       7,833,974
Shire Pharmaceuticals Group PLC - ADR ..............    254,000      11,234,420
Valeant Pharmaceuticals International ..............    384,700       6,509,124
                                                                   ------------
                                                                     44,144,578
                                                                   ------------
HEALTH CARE EQUIPMENT -- 4.4%
Cytyc Corp.* .......................................    259,500       6,580,920
Fisher Scientific International, Inc.* .............    207,600      15,165,180
Thermo Electron Corp.* + ...........................    616,700      22,349,208
                                                                   ------------
                                                                     44,095,308
                                                                   ------------
HEALTH CARE PROVIDERS -- 4.2%
Community Health Systems, Inc.* ....................    240,400       8,834,700
Coventry Health Care, Inc.* ........................    232,150      12,754,321
HEALTHSOUTH Corp.* + ...............................  1,299,000       5,001,150
Manor Care, Inc. ...................................    201,800       9,468,456
Triad Hospitals, Inc.* .............................    170,000       6,728,600
                                                                   ------------
                                                                     42,787,227
                                                                   ------------
BANKING -- 4.1%
Commerce Bancorp, Inc. + ...........................    451,530      16,106,075
New York Community Bancorp, Inc. ...................     78,620       1,298,016
People's Bank ......................................    232,950       7,652,408
SVB Financial Group* ...............................    132,790       6,036,633
Zions Bancorporation ...............................    128,400      10,007,496
                                                                   ------------
                                                                     41,100,628
                                                                   ------------
MEDICAL SUPPLIES -- 4.0%
Bausch & Lomb, Inc. + ..............................    204,400      10,023,776
Beckman Coulter, Inc. ..............................    105,100       5,838,305
Edwards Lifesciences Corp.* ........................    129,750       5,894,543
Hillenbrand Industries, Inc. .......................    144,300       6,998,550
Teradyne, Inc.* ....................................    842,350      11,733,935
                                                                   ------------
                                                                     40,489,109
                                                                   ------------
FINANCIAL SERVICES -- 3.7%
Federated Investors, Inc. - Class B ................     15,100         475,650
H&R Block, Inc. ....................................    339,900       8,110,014
Investors Financial Services Corp. + ...............    185,800       8,342,420
Marshall & Llsley Corp. + ..........................    201,600       9,221,184
T. Rowe Price Group, Inc. ..........................    300,400      11,358,124
                                                                   ------------
                                                                     37,507,392
                                                                   ------------
ELECTRONICS -- 3.5%
AMETEK, Inc. .......................................    325,100      15,403,239
Tektronix, Inc. ....................................    192,170       5,653,641
Vishay Intertechnology, Inc.* + ....................    905,670      14,246,189
                                                                   ------------
                                                                     35,303,069
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 95.8% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

COAL -- 3.3%
Arch Coal, Inc. ....................................    180,300    $  7,639,311
CONSOL Energy, Inc. ................................    245,800      11,483,776
Massey Energy Co. + ................................    401,600      14,457,600
                                                                   ------------
                                                                     33,580,687
                                                                   ------------
INSURANCE -- 3.2%
Arthur J. Gallagher & Co. + ........................    330,400       8,372,336
Assurant, Inc. + ...................................    176,080       8,522,272
Old Republic International Corp. ...................    354,190       7,569,040
Willis Group Holdings Ltd. .........................    256,530       8,234,613
                                                                   ------------
                                                                     32,698,261
                                                                   ------------
APPAREL RETAILERS -- 3.0%
Federated Department Stores, Inc. ..................    289,074      10,580,109
Gap, Inc. + ........................................    587,100      10,215,540
Jones Apparel Group, Inc. ..........................    310,380       9,866,980
                                                                   ------------
                                                                     30,662,629
                                                                   ------------
HEAVY MACHINERY -- 2.9%
Dover Corp. ........................................    190,590       9,420,864
Pentair, Inc. ......................................    291,000       9,949,289
W.W. Grainger, Inc. ................................    127,250       9,573,018
                                                                   ------------
                                                                     28,943,171
                                                                   ------------
BIOTECHNOLOGY -- 2.6%
Celgene Corp.* + ...................................    556,700      26,404,281
                                                                   ------------

HEALTH CARE DISTRIBUTORS -- 2.0%
Omnicare, Inc. .....................................    423,400      20,077,628
                                                                   ------------

COMMUNICATIONS EQUIPMENT -- 1.8%
ADC Telecommunications, Inc.* ......................    426,000       7,182,360
Polycom, Inc.* .....................................    505,400      11,078,368
                                                                   ------------
                                                                     18,260,728
                                                                   ------------
COMPUTERS & INFORMATION -- 1.8%
Diebold, Inc. + ....................................    208,010       8,449,366
McAfee, Inc.* ......................................    384,100       9,322,107
                                                                   ------------
                                                                     17,771,473
                                                                   ------------
AEROSPACE & DEFENSE -- 1.7%
Alliant Techsystems, Inc.* + .......................     99,400       7,589,190
DRS Technologies, Inc. .............................    202,100       9,852,375
                                                                   ------------
                                                                     17,441,565
                                                                   ------------
IT CONSULTING -- 1.7%
CACI International, Inc.* ..........................    158,400       9,239,472
Satyam Computer Services Ltd. - ADR+ ...............    234,900       7,784,586
                                                                   ------------
                                                                     17,024,058
                                                                   ------------
TRANSPORTATION -- 1.7%
Canadian Pacific Railway Ltd. + ....................    192,000       9,818,880
Kirby Corp.* .......................................    174,800       6,904,600
                                                                   ------------
                                                                     16,723,480
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 95.8% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

CHEMICALS -- 1.4%
Cytec Industries, Inc. ...........................     127,810     $  6,858,285
International Flavors & Fragrances, Inc. .........     215,600        7,597,744
                                                                   ------------
                                                                     14,456,029
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING -- 1.3%
Andrew Corp.* ....................................     361,460        3,202,536
Dow Jones & Company, Inc. + ......................     173,830        6,085,788
Entercom Communications Corp. ....................      82,650        2,162,124
Westwood One, Inc. ...............................     284,470        2,133,525
                                                                   ------------
                                                                     13,583,973
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.3%
Leggett & Platt, Inc. ............................     211,200        5,275,776
Stanley Works+ ...................................     159,880        7,549,534
                                                                   ------------
                                                                     12,825,310
                                                                   ------------
RESTAURANTS -- 1.2%
Sonic Corp.* .....................................     368,800        7,667,352
The Cheesecake Factory, Inc.* ....................     177,900        4,794,405
                                                                   ------------
                                                                     12,461,757
                                                                   ------------
DISTRIBUTION -- 1.1%
MSC Industrial Direct Co., Inc. ..................     235,200       11,188,464
                                                                   ------------

EMPLOYMENT SERVICES -- 1.1%
Monster Worldwide, Inc.* .........................     254,000       10,835,640
                                                                   ------------

MATERIALS - AGRICULTURAL / CHEMICALS -- 0.9%
Monsanto Co. .....................................     106,500        8,966,235
                                                                   ------------

HOTELS & MOTELS -- 0.7%
Gaylord Entertainment Co.* .......................     158,400        6,912,576
                                                                   ------------

COMMERCIAL SERVICES -- 0.6%
Anixter International, Inc.* .....................     124,550        5,911,143
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $965,774,183
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
INVESTMENT FUNDS -- 21.9%                               SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund^** ....   220,899,398 $  220,899,398
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 117.7%
(Cost $1,043,850,985) ............................               $1,186,673,581
                                                                 --------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (17.7%) ........................                 (178,650,970)
                                                                 --------------

NET ASSETS -- 100.0% .............................               $1,008,022,611
                                                                 ==============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $181,142,932.
** As of June 30, 2006, $185,350,275 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 92.6%                                  SHARES         VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 18.9%
Actuate Corp.* .....................................    321,400    $  1,298,456
Aehr Test Systems* .................................     37,300         385,682
Anaren, Inc.* ......................................     71,800       1,471,182
Art Technology Group, Inc.* ........................    502,700       1,498,046
Bitstream, Inc.* ...................................    176,300         828,610
Brocade Communications Systems, Inc.* ..............  1,415,300       8,689,942
BTU International, Inc.* ...........................    164,100       2,226,837
Comtech Group, Inc.* + .............................    113,800       1,266,594
CyberSource Corp.* .................................    156,000       1,825,200
Datalink Corp.* ....................................     49,300         256,853
Eclipsys Corp.* ....................................    497,100       9,027,335
Ezenia!, Inc.* .....................................     75,000         210,000
Frequency Electronics ..............................     78,800       1,022,824
Hi-Shear Technology Corp. + ........................     39,900         660,345
I.D. Systems, Inc.* ................................      9,800         173,754
Informatica Corp.* .................................    523,500       6,889,260
Internet Commerce Corp.* + .........................    173,400         619,038
Intevac, Inc.* .....................................    417,600       9,053,567
Keane, Inc.* .......................................    532,250       6,653,125
Micronetics, Inc.* + ...............................     30,100         475,279
Mikron Infrared, Inc.* .............................     50,800         714,756
Mobility Electronics, Inc.* + ......................    211,300       1,534,038
Radyne Corp.* ......................................     57,100         649,798
Rainmaker Systems, Inc.* ...........................     33,500         181,570
RELM Wireless Corp.* ...............................     39,600         246,312
Scientific Technologies, Inc.* .....................     65,500         681,200
Silicom Ltd.* ......................................    107,200         752,544
Sirenza Microdevices, Inc.* ........................    158,000       1,918,120
Smith Micro Software, Inc.* + ......................    218,000       3,492,360
Stellent, Inc. .....................................    466,350       4,453,643
Stratex Networks, Inc.* ............................    417,200       1,414,308
TeleCommunication Systems, Inc.* + .................    199,000         475,610
TESSCO Technologies, Inc.* .........................     23,800         476,952
TRX, Inc.* .........................................     92,000         828,920
TTI Team Telecom International Ltd.* ...............     41,800         210,672
Ultra Clean Holdings, Inc.* ........................     47,300         413,875
Xyratex Ltd.* ......................................    291,750       7,716,788
                                                                   ------------
                                                                     80,693,395
                                                                   ------------
HEALTH CARE -- 15.1%
Air Methods Corp.* .................................     65,900       1,725,262
AngioDynamics, Inc.* ...............................     60,000       1,623,000
Avigen, Inc.* ......................................    105,000         543,900
Caraco Pharmaceutical Laboratories Ltd.* ...........     92,100         842,715
Centene Corp.* .....................................    194,900       4,585,997
Continucare Corp.* .................................     43,000         126,850

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 92.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 15.1% (CONTINUED)
Encore Medical Corp.* ..............................    113,700    $    546,897
First Consulting Group, Inc.* ......................     92,000         813,280
Genitope Corp.* + ..................................    104,400         659,808
HealthStream, Inc.* ................................    239,500         914,890
Herbalife Ltd. - ADR* ..............................    450,600      17,978,939
HMS Holdings Corp.* ................................    163,200       1,749,504
Hologic, Inc.* .....................................    101,750       5,022,380
IntegraMed America, Inc.* ..........................     75,875         754,956
Labopharm, Inc.* ...................................    282,400       2,230,960
Medical Action Industries, Inc.* ...................     36,000         795,240
Mesa Laboratories, Inc. ............................     20,900         323,950
Natus Medical, Inc.* ...............................     14,950         147,856
New Brunswick Scientific Co., Inc.* ................     77,400         621,522
OraSure Technologies, Inc.* ........................    414,750       3,948,420
Sun Healthcare Group, Inc.* ........................     38,100         331,089
TriPath Imaging, Inc.* .............................     55,000         364,100
Viasys Healthcare, Inc.* ...........................    283,450       7,256,320
WellCare Health Plans, Inc.* .......................    190,850       9,361,192
ZEVEX International, Inc.* .........................     24,600         398,520
Zoll Medical Corp.* ................................     43,850       1,436,526
                                                                   ------------
                                                                     65,104,073
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 14.0%
ADDvantage Technologies Group, Inc.* ...............     27,100         134,687
Allied Waste Industries, Inc.* .....................    639,800       7,268,128
American Ecology Corp. .............................     65,300       1,730,450
Asyst Technologies, Inc.* ..........................    510,250       3,842,183
Axcelis Technologies, Inc.* ........................    966,300       5,701,170
Barrett Business Services, Inc.* ...................     47,400         869,790
Basin Water, Inc.* .................................     86,750         869,235
BE Aerospace, Inc.* ................................    296,850       6,785,991
Champion Industries, Inc. ..........................     35,200         293,568
Concur Technologies, Inc.* .........................    125,000       1,933,750
Electronic Clearing House, Inc.* ...................     20,500         275,930
Henry Brothers Electronics, Inc.* ..................     21,000         106,050
Home Solutions of America, Inc.* + .................    239,600       1,478,332
Ixia* ..............................................    585,350       5,268,150
Matrix Service Co.* + ..............................     76,100         870,584
Perficient, Inc.* ..................................    168,700       2,085,132
Standard Parking Corp.* ............................     14,200         384,536
SumTotal Systems, Inc.* ............................    159,300         998,811
Teledyne Technologies, Inc.* .......................    119,850       3,926,286
The Goldfield Corp.* + .............................    315,300         564,387
TheStreet.com, Inc. ................................    288,700       3,701,134
Thomas Group, Inc. .................................     27,900         391,158
Ultratech, Inc.* ...................................    330,800       5,206,792
Veeco Instruments, Inc.* ...........................    240,150       5,725,176
                                                                   ------------
                                                                     60,411,410
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 92.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

ENERGY -- 10.1%
American Oil & Gas, Inc.* ..........................     88,400    $    458,796
Complete Production Services, Inc.* ................    500,150      11,823,546
Gasco Energy, Inc.* + ..............................    806,900       3,590,705
GMX Resources, Inc.* + .............................     30,000         927,600
Hercules Offshore, Inc.* ...........................    202,050       7,071,750
ICO, Inc.* .........................................    190,800         938,736
InterOil Corp.* + ..................................    379,800       7,216,200
Oil States International, Inc.* ....................    309,900      10,623,372
TGC Industries, Inc.* ..............................     78,700         845,238
                                                                   ------------
                                                                     43,495,943
                                                                   ------------
COMMUNICATIONS -- 6.5%
Arris Group, Inc.* .................................    707,850       9,286,992
NII Holdings, Inc. - Class B* ......................    138,300       7,797,354
SBA Communications Corp. - Class A* ................    418,450      10,938,283
                                                                   ------------
                                                                     28,022,629
                                                                   ------------
FINANCIAL SERVICES -- 4.9%
Friedman, Billings, Ramsey Group, Inc. + ...........    858,050       9,412,809
Investment Technology Group, Inc.* .................    151,200       7,690,032
Thomas Weisel Partners Group, Inc.* ................    203,700       3,872,337
                                                                   ------------
                                                                     20,975,178
                                                                   ------------
PRODUCER MANUFACTURING -- 4.6%
AAON, Inc. .........................................     10,300         264,298
Amerigon, Inc.* ....................................    248,000       2,224,560
DXP Enterprises, Inc.* + ...........................     38,500       1,196,195
Dynamic Materials Corp. ............................     70,000       2,361,100
Fuel-Tech N.V.* ....................................    112,300       1,358,830
Insteel Industries, Inc. + .........................     70,000       1,694,000
Kadant, Inc.* ......................................     48,500       1,115,500
K-Tron International, Inc.* ........................     15,600         795,600
Memry Corp.* .......................................    105,900         321,936
Napco Security Systems, Inc.* ......................     70,950         689,634
Portec Rail Products, Inc. .........................     50,000         701,500
Smith & Wesson Holding Corp.* + ....................    243,000       1,997,460
Tat Technologies Ltd. ..............................     32,700         297,897
Watts Water Technologies, Inc. + ...................    141,600       4,750,680
                                                                   ------------
                                                                     19,769,190
                                                                   ------------
FINANCE -- 2.7%
Accredited Home Lenders Holding Co.* + .............    101,000       4,828,810
American Physicians Capital, Inc.* .................     31,200       1,640,808
Bodisen Biotech, Inc.* + ...........................     37,800         510,678
Consumer Portfolio Services, Inc.* .................     15,900         106,689
EMC Insurance Group, Inc. ..........................     20,000         575,200
International Assets Holding Corp.* ................     24,900         409,605
James River Group, Inc.* ...........................     23,300         580,170
Marlin Business Services, Inc.* ....................     49,800       1,123,488
Mercer Insurance Group, Inc. .......................     25,000         468,250
Preferred Bank .....................................     25,500       1,367,055
                                                                   ------------
                                                                     11,610,753
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 92.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 2.6%
Atheros Communications* + ..........................    182,150    $  3,453,564
Luna Innovations, Inc.* ............................     15,350          92,100
Openwave Systems, Inc.* + ..........................    677,000       7,812,580
                                                                   -------------
                                                                     11,358,244
                                                                   -------------
CONSUMER NON-DURABLES -- 2.2%
Cuisine Solutions, Inc.* ...........................     51,500         260,075
Jones Soda Co.* + ..................................    193,700       1,743,300
Monterey Gourmet Foods, Inc.* ......................     62,500         368,125
National Beverage Corp. ............................     92,000       1,320,200
Steven Madden Ltd. .................................     52,500       1,555,050
True Religion Apparel, Inc.* + .....................     48,600         860,220
USANA Health Sciences, Inc.* + .....................     83,650       3,170,335
                                                                   ------------
                                                                      9,277,305
                                                                   ------------
BASIC MATERIALS -- 2.0%
Landec Corp.* ......................................     96,740         894,845
MGP Ingredients, Inc. + ............................    108,000       2,507,760
Multi-Color Corp. ..................................     37,400       1,122,000
Origin Agritech Ltd.* ..............................     54,100         775,794
PW Eagle, Inc. + ...................................     55,000       1,663,200
Wheeling-Pittsburgh Corp.* + .......................     75,800       1,507,662
                                                                   ------------
                                                                      8,471,261
                                                                   ------------
RETAIL TRADE -- 1.9%
Books-A-Million, Inc. ..............................     25,000         417,000
Casual Male Retail Group, Inc.* + ..................     93,800         942,690
Gaiam, Inc. - Class A* .............................     70,700         991,214
Medifast, Inc.* + ..................................    148,100       2,646,547
Mothers Work, Inc.* ................................     21,900         767,595
The Sportsman's Guide, Inc.* .......................     25,100         765,550
United Retail Group, Inc.* .........................     74,400       1,153,944
Zones, Inc.* .......................................     49,000         312,130
                                                                   ------------
                                                                      7,996,670
                                                                   ------------
CONSUMER SERVICES -- 1.6%
American Medical Alert Corp.* + ....................    100,900         620,535
Interstate Hotels & Resorts, Inc.* .................    218,100       2,026,149
McCormick & Schmick's Seafood Restaurants, Inc.* ...     76,200       1,813,560
New Frontier Media, Inc.* ..........................     88,100         631,677
NTN Buzztime, Inc.* ................................    115,700         179,335
Nutri/Systems, Inc.* + .............................     25,000       1,553,250
                                                                   ------------
                                                                      6,824,506
                                                                   ------------
AEROSPACE & DEFENSE -- 1.5%
AAR CORP.* .........................................    299,050       6,647,882
                                                                   ------------

PRODUCER DURABLES -- 1.3%
Taser International, Inc.* + .......................    714,800       5,654,068
                                                                   ------------

REAL ESTATE INVESTMENT TRUST -- 1.2%
Redwood Trust, Inc. + ..............................    109,250       5,334,678
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 92.6% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.0%
Aldila, Inc. .......................................     73,900    $  1,871,148
Cavalier Homes, Inc.* ..............................     68,200         361,460
Cavco Industries, Inc.* ............................     37,700       1,675,388
U.S. Home Systems, Inc.* + .........................     50,000         484,495
                                                                   ------------
                                                                      4,392,491
                                                                   ------------
UTILITIES -- 0.4%
Eschelon Telecom, Inc.* ............................     42,200         652,834
Lightbridge, Inc.* .................................     90,000       1,165,500
                                                                   ------------
                                                                      1,818,334
                                                                   ------------
TRANSPORTATION -- 0.1%
P.A.M. Transportation Services, Inc.* ..............     16,000         462,240
                                                                   ------------

TOTAL COMMON STOCKS ................................               $398,320,250
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
INVESTMENT FUNDS -- 15.2%                               SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund^** ...... 65,450,546    $ 65,450,546
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 107.8%
(Cost $439,003,438) ................................               $463,770,796
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.8%) ....                (33,454,164)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $430,316,632
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $34,277,317.
** As of June 30, 2006, $37,494,862 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.7%                                  SHARES         VALUE
--------------------------------------------------------------------------------

BANKING -- 15.8%
Bank of America Corp. ..............................     70,469    $  3,389,558
Citigroup, Inc. ....................................     70,595       3,405,502
JP Morgan Chase & Co. ..............................     55,038       2,311,596
Wells Fargo & Co. ..................................     35,470       2,379,328
                                                                   ------------
                                                                     11,485,984
                                                                   ------------
OIL & GAS -- 11.9%
Chevron Corp. ......................................     31,923       1,981,141
ConocoPhillips .....................................     38,399       2,516,287
Exxon Mobil Corp. ..................................     35,866       2,200,379
Marathon Oil Corp. .................................     23,820       1,984,206
                                                                   ------------
                                                                      8,682,013
                                                                   ------------
FINANCIAL SERVICES -- 9.5%
American Express Co.* ..............................     27,635       1,470,735
Freddie Mac ........................................     30,752       1,753,172
Merrill Lynch & Co., Inc. ..........................     25,834       1,797,013
Morgan Stanley .....................................     30,925       1,954,769
                                                                   ------------
                                                                      6,975,689
                                                                   ------------
PHARMACEUTICALS -- 7.6%
Cardinal Health, Inc. ..............................     16,168       1,040,087
Novartis AG ........................................     23,112       1,246,199
Pfizer, Inc. .......................................    139,104       3,264,771
                                                                   ------------
                                                                      5,551,057
                                                                   ------------
COMPUTERS & INFORMATION -- 7.3%
Cisco Systems, Inc.* ...............................     78,480       1,532,714
Computer Sciences Corp.* ...........................     10,300         498,932
First Data Corp. ...................................     18,686         841,617
Hewlett-Packard Co. ................................     23,111         732,156
Microsoft Corp. ....................................     74,645       1,739,230
                                                                  ------------
                                                                      5,344,649
                                                                   ------------
BEVERAGE, FOOD & TOBACCO -- 7.0%
Diageo PLC - ADR+ ..................................     20,691       1,397,677
McDonald's Corp. ...................................     24,192         812,851
OSI Restaurant Partners, Inc. + ....................     41,917       1,450,328
PepsiCo, Inc. ......................................     24,985       1,500,100
                                                                   ------------
                                                                      5,160,956
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 6.1%
General Electric Co. ...............................     58,395       1,924,698
Tyco International Ltd. ............................     37,637       1,035,018
United Technologies Corp. ..........................     23,580       1,495,444
                                                                   ------------
                                                                      4,455,160
                                                                   ------------
RETAILERS -- 5.2%
Best Buy Co., Inc. .................................     14,065         771,325
Home Depot, Inc. ...................................     27,398         980,574
Target Corp. .......................................     42,720       2,087,726
                                                                   ------------
                                                                      3,839,625
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.1%
Dominion Resources, Inc. + .........................     15,241    $  1,139,874
Duke Energy Corp. ..................................     47,957       1,408,497
Exelon Corp. .......................................     21,420       1,217,299
                                                                   ------------
                                                                      3,765,670
                                                                   ------------
HEALTH CARE -- 4.4%
Amgen, Inc.* .......................................     10,604         691,699
UnitedHealth Group, Inc. ...........................     24,370       1,091,289
WellPoint, Inc.* ...................................     19,599       1,426,219
                                                                   ------------
                                                                      3,209,207
                                                                   ------------
INSURANCE -- 3.7%
Allstate Corp. .....................................     23,000       1,258,790
MGIC Investment Corp. ..............................     22,095       1,436,175
                                                                   ------------
                                                                      2,694,965
                                                                   ------------
HOUSEHOLD PRODUCTS -- 3.5%
Kimberly-Clark Corp. ...............................     41,551       2,563,697
                                                                   ------------

TELEPHONE SYSTEMS -- 2.8%
AT&T, Inc. .........................................     72,977       2,035,329
                                                                   ------------

SEMICONDUCTORS -- 2.5%
Intel Corp. ........................................     33,097         627,188
Micron Technology, Inc. + ..........................     78,560       1,183,114
                                                                   ------------
                                                                      1,810,302
                                                                   ------------
FARM MACHINERY AND EQUIPMENT -- 1.9%
Deere & Co. ........................................     17,046       1,423,171
                                                                   ------------

ELECTRICAL EQUIPMENT -- 1.5%
Emerson Electric ...................................     13,365       1,120,121
                                                                   ------------

BUILDING PRODUCTS -- 1.4%
Masco Corp. ........................................     34,438       1,020,742
                                                                   ------------

ELECTRONICS -- 1.3%
Flextronics International Ltd.* ....................     88,923         944,362
                                                                   ------------

CHEMICALS -- 1.2%
Dow Chemical Co. ...................................     22,725         886,957
                                                                   ------------

TOTAL COMMON STOCKS ................................               $ 72,969,656
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
INVESTMENT FUNDS -- 7.7%                                SHARES         VALUE
--------------------------------------------------------------------------------

Touchstone Institutional Money Market Fund^** ......   5,624,718   $  5,624,718
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 107.4%
(Cost $72,506,214) .................................               $ 78,594,374
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.4%) ....                 (5,384,184)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $ 73,210,190
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $5,033,205.
** As of June 30, 2006, $5,182,050 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================

SECURITY VALUATION
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

PORTFOLIO SECURITIES LOANED
As of June 30, 2006, the Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund loaned common stocks having a fair value of approximately $2,454,669, $20,938,767, $181,142,932,
$34,277,317 and $5,033,205 and received collateral of $2,577,254, $22,675,792,
$185,350,275, $37,494,862, and $5,182,050 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividend on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS
Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at al times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

TOUCHSTONE STRATEGIC TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

FEDERAL TAX INFORMATION
As of June 30, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation/depreciation as follows:

-----------------------------------------------------------------------------------------------
                                                                                       NET
                                                   GROSS            GROSS          UNREALIZED
                                FEDERAL          UNREALIZED       UNREALIZED      APPRECIATION
                                TAX COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Growth Opportunities Fund    $   65,159,341   $   13,263,678   $   (4,396,332)   $    8,867,346
Large Cap Core Equity Fund   $   24,604,732   $    4,520,732   $     (773,548)   $    3,747,184
Large Cap Growth Fund ....   $1,091,773,966   $  114,390,537   $  (59,658,637)   $   54,731,900
Large Cap Value Fund .....   $   19,550,683   $      509,637   $     (907,303)   $     (397,666)
Micro Cap Growth Fund ....   $   75,664,391   $   16,234,468   $   (4,975,749)   $   11,258,719
Mid Cap Growth Fund ......   $  862,273,290   $  172,792,933   $  (33,742,916)   $  139,050,017
Small Cap Growth Fund ....   $  402,336,797   $   53,107,667   $  (29,168,529)   $   23,939,138
Value Plus Fund ..........   $   67,423,978   $    8,568,362   $   (2,580,015)   $    5,988,347
-----------------------------------------------------------------------------------------------

RISKS ASSOCIATED WITH FOREIGN SECURITIES
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING
Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       -------------------------
Name:  Jill T. McGruder
Title: President

Date: August 24, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date: August 28, 2006